12. COMMITMENTS, CONTINGENCIES AND LEGAL PROCEEDINGS (Details) (USD $)	Sep. 30, 2014
Commitments Contingencies And Legal Proceedings Details
Operating Lease Minimum Payment Due 2015	$ 63,206
Operating Lease Minimum Payment Due 2016	41,288
Operating Lease Minimum Payment Due 2017	6,881
Operating Lease Minimum Payment Due 2018	0
Operating Lease Minimum Payment Due 2019	0
Beyond	0
Total	$ 111,375